Definition of Terms in Fund Name	Aug. 05, 2026
Fund Name Disclosure [Line Items]
Definition of Rule 35d-1 Term in Fund Name [Text Block]	Under normal circumstances, the trust invests at least 80% of the value of its assets in common shares of closed-end investment companies (“Closed-End Funds”) that invest substantially all of their assets in tax-free municipal bonds, which are rated investment-grade by at least one nationally recognized statistical rating organization.